Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Jensen Quality Growth Fund Inc
Central Index Key	0000887215
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 30, 2018
Prospectus Date	Sep. 30, 2018
J & I Shares Prospectus | The Jensen Quality Growth Fund Inc | J Shares
Prospectus:
Trading Symbol	JENSX
J & I Shares Prospectus | The Jensen Quality Growth Fund Inc | I Shares
Prospectus:
Trading Symbol	JENIX
R Shares Prospectus | The Jensen Quality Growth Fund Inc | R Shares
Prospectus:
Trading Symbol	JENRX
Y Shares Prospectus | The Jensen Quality Growth Fund Inc | Y Shares
Prospectus:
Trading Symbol	JENYX